IMPAIRMENT OF LONG-LIVED ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 7,882,628	R$ 7,679,144
Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	7,565,468	7,356,417
Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	317,160	322,727
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	7,566,340	7,362,856	R$ 7,664,371	R$ 14,333,264
Generation | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	7,565,468	7,356,417
Generation | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	872	6,439
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	316,288	316,288
Administration | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 316,288	R$ 316,288